Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	CASH AND CASH EQUIVALENTS
5.1. Accounting policy
Cash and cash equivalents in the statement of financial position comprise cash at banks and short-term deposits with a maturity of three months or less from the date of acquisition, which are subject to an insignificant risk of changes in value, and readily convertible into cash.
5.2. Currency denomination

	December 31, 2025	December 31, 2024

Denominated in R$ (a)	4,772,659	5,157,035
Denominated in US$ (a)	49,044	70,619
	4,821,703	5,227,654

(a)As of December 31, 2025, the amount of R$ 4,821,703 relates to continuing operations. As disclosed in Note 1.1.2, Cash and cash equivalents from discontinued operations amount to R$ 230,643, resulting in a total of R$ 5,052,346, as presented in the Consolidated statement of cash flows.